UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-22126



Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,

BlackRock Defined Opportunity

Credit Trust, 55 East 52(nd) Street, New York City, NY 10055.



Registrant's telephone number, including area code: (800) 882-0052, Option 4



Date of fiscal year end: 08/31



Date of reporting period: 07/01/2009 -- 06/30/2010



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Defined Opportunity Credit Trust



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock Defined Opportunity Credit Trust



Date: August 23, 2010





******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22126
Reporting Period: 07/01/2009 - 06/30/2010
BlackRock Defined Opportunity Credit Trust









================== BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST ==================


E*TRADE FINANCIAL CORPORATION

Ticker:       ETFC           Security ID:  269246104
Meeting Date: MAY 13, 2010   Meeting Type: Annual
Record Date:  MAR 15, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Ronald D. Fisher         For       For          Management
2     Elect Director Steven J. Freiberg       For       For          Management
3     Elect Director Kenneth C. Griffin       For       For          Management
4     Elect Director Joseph M. Velli          For       For          Management
5     Elect Director Donna L. Weaver          For       For          Management
6     Approve Reverse Stock Split             For       For          Management
7     Amend Omnibus Stock Plan                For       For          Management
8     Ratify Auditors                         For       For          Management

========== END NPX REPORT